Subsequent Events (Details) (USD $)	3 Months Ended						4 Months Ended
	Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Oct. 31, 2012
Business Acquisition, Contingent Consideration, Potential Cash Payment	$ 200,000	[1]					$ 150,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,861,111	[2]					3,000,000
Shares Issued			300,000		100,000
Exercise price			$ 0.75	[3]	$ 0.75	[3]
Proceeds from Issuance of Warrants			225,000	[3]	75,000	[3]
Business Acquisition, Cost of Acquired Entity, Cash Paid							250,000
Stock Issued During Period, Shares, Acquisitions							2,583,333
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 2,060,000	[2]					$ 1,860,000
Business Acquisition, Pro Forma Earnings Per Share, Basic	$ 0.72	[2]					$ 0.72
Smelter royalty							2.00%
Business Acquisition, Contingent Consideration, Shares Issuable	277,778	[2]
Business Acquisition, Contingent Consideration, Shares Issuable, Description	As well, if the five-day weighted average trading price of Liberty Silver’s common shares on the Toronto Stock Exchange as of March 1, 2013 (the “Market Price”) exceeds US$0.72 per share, Liberty Silver will issue an additional number of Liberty Silver common shares to Primus equal to (a) 277,778 less (b) US$200,000 divided by the Market Price	[1]

[1]	If a registration statement is not declared effective by the United States Securities Exchange Commission in respect of the Liberty Silver Shares by March 1, 2013
[2]	If a registration statement is declared effective by the United States Securities Exchange Commission in respect of the Liberty Silver Shares by March 1, 2013
[3]	CAD